Organization and Basis of Presentation - Ownership Information (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Common stock, shares, outstanding (in shares)	37,500,000	0
Limited partner interest in the partnership (in shares)	100.00%
Mammoth Holdings
Business Acquisition [Line Items]
Common stock, shares, outstanding (in shares)	20,443,903
Limited partner interest in the partnership (in shares)	54.50%
Gulfport
Business Acquisition [Line Items]
Common stock, shares, outstanding (in shares)	9,073,750
Limited partner interest in the partnership (in shares)	24.20%
Rhino
Business Acquisition [Line Items]
Common stock, shares, outstanding (in shares)	232,347
Limited partner interest in the partnership (in shares)	0.60%
Outstanding shares owned by related parties
Business Acquisition [Line Items]
Common stock, shares, outstanding (in shares)	29,750,000
Limited partner interest in the partnership (in shares)	79.30%